INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

March 17, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of the Stone Toro Fundamental Value Fund

The Trust is filing Post-Effective Amendment No. 482 to its Registration Statement under Rule 485(a) (1) to change its investment objective and principal investment strategies.  In addition, the Fund is changing its name to the Stone Toro Long Short Fund and adding Class A and Class C shares.

Please direct your comments to the undersigned at (626) 914-1360.  Thank you.

Sincerely,

/s/Joy Ausili

Joy Ausili
Investment Managers Series Trust
Assistant Treasurer